(28) FINANCE INCOME (COSTS) (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance Income Costs Details Narrative
Average rate interests capitalized	8.54%	10.90%	10.25%
Gain (loss) on derivative instruments	R$ (235,852)	R$ (1,399,988)	R$ 1,514,439